Prepayments and other current assets - Additional Information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepayments and other current assets
Provision for prepayments and other current assets	¥ 1,310	¥ 3,245